Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (5)	Net Debt (in thousands) (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2023	$5,863,561	$324,131 (7)	$1,457,399	$513,840 (7)	$58.63	$146.23	$15,598	$217,266
2022	$12,111,392	$11,581,183	$1,878,070	$2,779,710	$100.36	$144.89	$231,149	$232,080
2021	$5,492,721	$4,896,511	$1,129,297	$1,065,664	$58.09	$101.81	$(41,478)	$485,099
2020	$2,030,112	$36,005	$456,097	$262,900	$39.03	$61.84	$37,790	$581,560

(1)
The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.

(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Sameer Parasnis, Janet Yang, William J. Williford and Jonathan Curth, (ii) for fiscal year 2022, Janet Yang, William J. Williford, Jonathan Curth and Stephen Schroeder; and (iii) for fiscal years 2021 and 2020, Janet Yang, William J. Williford, Stephen Schroeder and Shahid Ghauri.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2023, pursuant to Item 201(e) of Regulation S-K: SPSIOP.
(5)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(6)
We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.

(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2023	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$5,863,561	$1,457,399
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	(3,598,400)	(922,977)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	2,214,400	571,860
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(3,980,734)	(275,882)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(174,696)	(10,076)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(306,484)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(5,539,430)	$(943,559)
Compensation Actually Paid for Fiscal Year 2023	$324,131	$513,840

Company Selected Measure Name	Net Debt
Named Executive Officers, Footnote
(1)
The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.
(3)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Sameer Parasnis, Janet Yang, William J. Williford and Jonathan Curth, (ii) for fiscal year 2022, Janet Yang, William J. Williford, Jonathan Curth and Stephen Schroeder; and (iii) for fiscal years 2021 and 2020, Janet Yang, William J. Williford, Stephen Schroeder and Shahid Ghauri.

Peer Group Issuers, Footnote
(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2023, pursuant to Item 201(e) of Regulation S-K: SPSIOP.

PEO Total Compensation Amount	$ 5,863,561	$ 12,111,392	$ 5,492,721	$ 2,030,112
PEO Actually Paid Compensation Amount	$ 324,131	11,581,183	4,896,511	36,005
Adjustment To PEO Compensation, Footnote
(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2023	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$5,863,561	$1,457,399
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	(3,598,400)	(922,977)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	2,214,400	571,860
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(3,980,734)	(275,882)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(174,696)	(10,076)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(306,484)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(5,539,430)	$(943,559)
Compensation Actually Paid for Fiscal Year 2023	$324,131	$513,840

Non-PEO NEO Average Total Compensation Amount	$ 1,457,399	1,878,070	1,129,297	456,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 513,840	2,779,710	1,065,664	262,900
Adjustment to Non-PEO NEO Compensation Footnote
(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2023	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2023 Summary Compensation Table	$5,863,561	$1,457,399
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	(3,598,400)	(922,977)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	2,214,400	571,860
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(3,980,734)	(275,882)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(174,696)	(10,076)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(306,484)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	$(5,539,430)	$(943,559)
Compensation Actually Paid for Fiscal Year 2023	$324,131	$513,840

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
Production
Proved Reserves
ESG Score
Adjusted EBITDA
Adjusted EBITDA Margin
Net Debt
TSR

Total Shareholder Return Amount	$ 58.63	100.36	58.09	39.03
Peer Group Total Shareholder Return Amount	146.23	144.89	101.81	61.84
Net Income (Loss)	$ 15,598,000	$ 231,149,000	$ (41,478,000)	$ 37,790,000
Company Selected Measure Amount	217,266,000	232,080,000	485,099,000	581,560,000
PEO Name	Tracy W Krohn
Measure:: 1
Pay vs Performance Disclosure
Name	Production
Measure:: 2
Pay vs Performance Disclosure
Name	Proved Reserves
Measure:: 3
Pay vs Performance Disclosure
Name	ESG Score
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Net Debt
Non-GAAP Measure Description
(6)
We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.

Measure:: 7
Pay vs Performance Disclosure
Name	TSR
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,539,430)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,598,400)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,214,400
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,980,734)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,696)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(943,559)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(922,977)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,860
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,882)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,076)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306,484)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount